CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 15,115	$ 6,471
Trade receivables	8,384	6,549
Other receivables	1,404	1,018
Inventories	3,363	2,235
Total current assets	28,266	16,273
Non-current assets
Long-term restricted deposits and prepaid expenses	476	365
Long-term trade receivables	156	243
Property and equipment	1,472	1,213
Intangible assets	395	298
Right-of-use assets	2,442
Total non-current assets	4,941	2,119
Total assets	33,207	18,392
Current liabilities
Short-term bank loan	5,000	5,000
Current maturities of lease liabilities	890
Trade payables	2,028	1,517
Other accounts payable	3,455	2,063
Accrued expenses	1,317	1,034
Provisions	273	215
Short-term employee benefits	352	222
Total current liabilities	13,315	10,051
Non-current liabilities
Lease liabilities, net of current maturities	1,708
Derivative instruments		442
Recognized liability for defined benefit plan, net	260	159
Other long-term liabilities	1,260	1,052
Total non-current liabilities	3,228	1,653
Total liabilities	16,543	11,704
Equity
Ordinary share capital	878	748
Additional paid-in capital	125,435	111,486
Accumulated deficit	(109,649)	(105,546)
Total equity	16,664	6,688
Total liabilities and equity	$ 33,207	$ 18,392